Inventories	6 Months Ended
Jun. 30, 2026
Inventory Disclosure [Abstract]
Inventories	Note 6 – Inventories Inventories consist of the following:
	As of June 30, 2026	As of December 31, 2025
	(Unaudited)
Trading goods	$9,095	$2,844